Leasing - Cash Flow Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 260	$ 284	$ 285
Financing cash flows from finance leases	$ 13	$ 1	$ 20